Customer Loan ID	Seller Loan ID	Loan Exception ID	Deal Num	Investor Loan Number	Deal Name	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Comments
9000201	XXXXX	XXXXX-01			XXX	XXXXX-01	XXXXX	Cash Out: Other/Multipurpose/ Unknown purpose	Investment	XX/XX/XXXX	XXX	XXXXXX	Closed	10/27/2022	Credit	No Credit Findings	Resolved	10/27/2022	1	No Credit Findings	The loan meets all applicable credit guidelines.					Complete
9000202	XXXXX	XXXXX-00397	XXX		XXX	XXXXX-00397	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	11/16/2022	Credit	Note Document Indicator is Partial	Acknowledged	12/19/2022	2	Note Document Indicator is Partial	Note document indicator is Partial. Note is XXX year, XXX year interest only. Guidelines prohibit XXX year term.
Change status of 'Note Document Indicator is Partial' from Active to Acknowledged by Client.;
Received CRSE - Other: Ok to proceed as a XXX yr I/O loan. Compensating Factors : DTI - XXX% (Housing) // XXX% (Total); Residual Income of $XXX; Borr with employer for XXX+ years. Acknowledged by client.
																							12/19/2022
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX/XX/XXXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years;
																										Complete
Received CRSE - Other: Ok to proceed as a XXX yr I/O loan. Compensating Factors : DTI - XXX% (Housing) // XXX% (Total); Residual Income of $XXX; Borr with employer for XXX+ years. Acknowledged by client.

9000202	XXXXX	XXXXX-01462	XXX		XXX	XXXXX-01462	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	9/9/2022	Credit	Liquid Reserves are less than Guidelines Required	Acknowledged	12/14/2022	2	Liquid Reserves are less than Guidelines Required
The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.

Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Received CRSE - Exception Type: Assets-Reserves. Guidelines - XXX months; Actual - 0 Verified. Rationale - Ok to use cashout to meet reserve requirements.  Compensating Factors : DTI - XXX% (Housing) // XXX% (Total); Borr with employer for XXX years; Residual Income of $XXX. Acknowledged by client.
																							12/14/2022
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX/XX/XXXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years;
																										Complete	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.
9000202	XXXXX	XXXXX-96658	XXX		XXX	XXXXX-96658	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	9/9/2022	Compliance	Higher-Priced Mortgage Loan	Acknowledged	12/20/2022	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.
																						Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; .	12/20/2022
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX/XX/XXXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years;
																										Complete